Risk Management (Details) - Schedule of risk concentration - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	$ 36,529,062	$ 34,339,893
Stage 1 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	32,664,056	30,216,324
Stage 2 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	2,190,877	2,447,273
Stage 3 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	1,674,129	1,676,296
Commercials Loan [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	17,653,641	16,987,189
Commercials Loan [Member] | Agriculture and Livestock [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	704,247	717,993
Commercials Loan [Member] | Agriculture and Livestock [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	490,225	555,132
Commercials Loan [Member] | Agriculture and Livestock [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	159,158	103,388
Commercials Loan [Member] | Agriculture and Livestock [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	54,863	59,473
Commercials Loan [Member] | Fruit cultivation [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	672,869	627,870
Commercials Loan [Member] | Fruit cultivation [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	483,684	469,663
Commercials Loan [Member] | Fruit cultivation [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	156,621	130,163
Commercials Loan [Member] | Fruit cultivation [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	32,564	28,044
Commercials Loan [Member] | Forest [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	178,285	179,175
Commercials Loan [Member] | Forest [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	142,705	141,892
Commercials Loan [Member] | Forest [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	23,292	23,463
Commercials Loan [Member] | Forest [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	12,288	13,820
Commercials Loan [Member] | Fishing [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	271,283	234,152
Commercials Loan [Member] | Fishing [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	244,555	209,182
Commercials Loan [Member] | Fishing [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	22,209	20,128
Commercials Loan [Member] | Fishing [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	4,519	4,842
Commercials Loan [Member] | Mining [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	215,348	433,615
Commercials Loan [Member] | Mining [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	202,599	265,195
Commercials Loan [Member] | Mining [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	6,683	161,631
Commercials Loan [Member] | Mining [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	6,067	6,789
Commercials Loan [Member] | Oil and Natural Gas [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	89,651	2,690
Commercials Loan [Member] | Oil and Natural Gas [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	89,635	2,672
Commercials Loan [Member] | Oil and Natural Gas [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	16	18
Manufacturing Industry [Member] | Subtotal [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	17,653,641	16,987,189
Manufacturing Industry [Member] | Stage 1 [Member] | Subtotal [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	15,093,862	14,258,798
Manufacturing Industry [Member] | Stage 2 [Member] | Subtotal [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	1,644,526	1,818,306
Manufacturing Industry [Member] | Stage 3 [Member] | Subtotal [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	915,253	910,085
Manufacturing Industry [Member] | Food, beverages and tobacco [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	364,107	316,460
Manufacturing Industry [Member] | Food, beverages and tobacco [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	326,347	261,746
Manufacturing Industry [Member] | Food, beverages and tobacco [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	22,769	40,081
Manufacturing Industry [Member] | Food, beverages and tobacco [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	14,990	14,633
Manufacturing Industry [Member] | Textile, leather and footwear [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	101,608	104,774
Manufacturing Industry [Member] | Textile, leather and footwear [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	84,338	80,461
Manufacturing Industry [Member] | Textile, leather and footwear [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	10,629	17,317
Manufacturing Industry [Member] | Textile, leather and footwear [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	6,641	6,996
Manufacturing Industry [Member] | Wood and furniture [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	94,330	90,555
Manufacturing Industry [Member] | Wood and furniture [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	83,337	75,459
Manufacturing Industry [Member] | Wood and furniture [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	4,957	5,779
Manufacturing Industry [Member] | Wood and furniture [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	6,036	9,317
Manufacturing Industry [Member] | Cellulose, paper and printing [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	73,173	80,594
Manufacturing Industry [Member] | Cellulose, paper and printing [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	57,520	65,748
Manufacturing Industry [Member] | Cellulose, paper and printing [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	10,195	10,531
Manufacturing Industry [Member] | Cellulose, paper and printing [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	5,459	4,315
Manufacturing Industry [Member] | Chemicals and petroleum derivatives [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	149,175	138,141
Manufacturing Industry [Member] | Chemicals and petroleum derivatives [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	142,581	124,596
Manufacturing Industry [Member] | Chemicals and petroleum derivatives [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	5,804	12,339
Manufacturing Industry [Member] | Chemicals and petroleum derivatives [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	790	1,206
Manufacturing Industry [Member] | Metallic, non-metallic, machinery, or other [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	502,121	647,697
Manufacturing Industry [Member] | Metallic, non-metallic, machinery, or other [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	471,646	572,210
Manufacturing Industry [Member] | Metallic, non-metallic, machinery, or other [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	15,420	44,314
Manufacturing Industry [Member] | Metallic, non-metallic, machinery, or other [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	15,055	31,173
Manufacturing Industry [Member] | Other manufacturing industries [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	258,533
Manufacturing Industry [Member] | Other manufacturing industries [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	221,399
Manufacturing Industry [Member] | Other manufacturing industries [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	21,643
Manufacturing Industry [Member] | Other manufacturing industries [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	15,491
Manufacturing Industry [Member] | Electricity, gas, and wáter [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	695,470	381,584
Manufacturing Industry [Member] | Electricity, gas, and wáter [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	650,654	347,177
Manufacturing Industry [Member] | Electricity, gas, and wáter [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	37,948	27,848
Manufacturing Industry [Member] | Electricity, gas, and wáter [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	6,868	6,559
Manufacturing Industry [Member] | Home Building [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	281,906	257,591
Manufacturing Industry [Member] | Home Building [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	242,787	221,819
Manufacturing Industry [Member] | Home Building [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	22,373	20,123
Manufacturing Industry [Member] | Home Building [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	16,746	15,649
Manufacturing Industry [Member] | Non-residential construction [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	688,456	701,778
Manufacturing Industry [Member] | Non-residential construction [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	587,446	589,988
Manufacturing Industry [Member] | Non-residential construction [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	55,120	41,705
Manufacturing Industry [Member] | Non-residential construction [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	45,890	70,085
Manufacturing Industry [Member] | Wholesale trade [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	1,841,135	1,720,853
Manufacturing Industry [Member] | Wholesale trade [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	1,538,052	1,351,873
Manufacturing Industry [Member] | Wholesale trade [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	182,403	220,092
Manufacturing Industry [Member] | Wholesale trade [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	120,680	148,888
Manufacturing Industry [Member] | Retail trade, restaurants and hotels [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	1,394,637	1,439,606
Manufacturing Industry [Member] | Retail trade, restaurants and hotels [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	1,182,087	1,180,632
Manufacturing Industry [Member] | Retail trade, restaurants and hotels [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	124,861	170,255
Manufacturing Industry [Member] | Retail trade, restaurants and hotels [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	87,689	88,719
Manufacturing Industry [Member] | Transport and storage [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	782,251	777,601
Manufacturing Industry [Member] | Transport and storage [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	626,278	621,901
Manufacturing Industry [Member] | Transport and storage [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	123,778	97,624
Manufacturing Industry [Member] | Transport and storage [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	32,195	58,076
Manufacturing Industry [Member] | Telecommunications [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	322,127	331,115
Manufacturing Industry [Member] | Telecommunications [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	294,247	294,957
Manufacturing Industry [Member] | Telecommunications [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	21,488	28,433
Manufacturing Industry [Member] | Telecommunications [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	6,392	7,725
Manufacturing Industry [Member] | Financial Services [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	898,465	585,285
Manufacturing Industry [Member] | Financial Services [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	891,411	578,543
Manufacturing Industry [Member] | Financial Services [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	3,478	2,972
Manufacturing Industry [Member] | Financial Services [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	3,576	3,770
Manufacturing Industry [Member] | Real Estate Services [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	2,596,581	2,863,338
Manufacturing Industry [Member] | Real Estate Services [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	2,245,893	2,549,770
Manufacturing Industry [Member] | Real Estate Services [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	201,914	223,884
Manufacturing Industry [Member] | Real Estate Services [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	148,774	89,684
Manufacturing Industry [Member] | Social services and other community services [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	4,477,883	4,354,722
Manufacturing Industry [Member] | Social services and other community services [Member] | Stage 1 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	3,794,435	3,698,182
Manufacturing Industry [Member] | Social services and other community services [Member] | Stage 2 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	411,783	416,236
Manufacturing Industry [Member] | Social services and other community services [Member] | Stage 3 [Member] | Market risk [member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	271,665	240,304
Mortgage Loans [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	13,876,174	12,411,825
Mortgage Loans [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	12,966,599	11,518,363
Mortgage Loans [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	367,838	392,372
Mortgage Loans [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	541,737	501,090
Consumer loans [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	4,999,247	4,940,879
Consumer loans [Member] | Stage 1 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	4,603,595	4,439,163
Consumer loans [Member] | Stage 2 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	178,513	236,595
Consumer loans [Member] | Stage 3 [Member]
Risk Management (Details) - Schedule of risk concentration [Line Items]
Assets before allowances	$ 217,139	$ 265,121